ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
Schedule of accounts receivable
	As of December 31,
	2015	2016

Accounts receivable	$7,296	$7,541
Allowance of doubtful accounts	(3,252)	(2,839)

Accounts receivable, net	$4,044	$4,702

Schedule of movement of allowance for doubtful accounts
	As of December 31,
	2014	2015	2016

Balance at beginning of year	$1,143	$2,946	$3,252
Charge to expenses	2,090	788	(205)
Transferring out as a result of deconsolidation of subsidiaries	(247)	-	-
Exchange difference	(40)	(482)	(208)

Balance at end of year	$2,946	$3,252	$2,839